Earnings (Loss) Per Share - Summary of Computation of Net Earnings (Loss) Per Shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥) ¥ / shares shares	Feb. 28, 2025 USD ($) $ / shares shares	Feb. 29, 2024 CNY (¥) ¥ / shares shares	Feb. 28, 2023 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net (loss) income attributable to ordinary shareholders-basic	¥ 801	$ 111	¥ 4,961	¥ (29,666)
Net (loss) income attributable to ordinary shareholders-diluted	801	111	4,961	(29,666)
Net Income (Loss)	¥ 801	$ 111	¥ 4,961	¥ (29,666)
Weighted average number of ordinary shares outstanding-basic	21,807,118	21,807,118	21,164,265	21,234,763
Weighted average number of ordinary shares outstanding-diluted	22,052,836	22,052,836	23,614,631	21,234,763
Basic net (loss) income per share | (per share)	¥ 0.04	$ 0.01	¥ 0.23	¥ (1.4)
Diluted net (loss) income per share | (per share)	¥ 0.04	$ 0.01	¥ 0.21	¥ (1.4)